CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2026 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 99.25%
COMMON STOCKS - 88.91%
COMMUNICATION SERVICES - 11.56%
Alphabet Inc. - Class C	188,770	$54,150,562
Live Nation Entertainment, Inc. *	33,615	5,126,624
Meta Platforms, Inc. - Class A	38,484	22,017,851
Netflix, Inc. *	127,902	12,297,777
Spotify Technology S.A. *	8,728	4,232,294
TKO Group Holdings, Inc.	25,507	5,143,487
T-Mobile US, Inc.	32,434	6,812,113
		109,780,708
CONSUMER DISCRETIONARY - 9.06%
Amazon.com, Inc. *	177,300	36,926,270
Booking Holdings Inc.	1,500	6,315,480
DoorDash, Inc. - Class A *	37,070	5,566,061
Ferrari N.V.	16,524	5,592,548
Hilton Worldwide Holdings Inc.	27,154	8,256,988
Home Depot, Inc. (The)	27,917	9,181,622
MercadoLibre, Inc. *	3,737	6,461,348
O'Reilly Automotive, Inc. *	84,615	7,810,811
		86,111,128
CONSUMER STAPLES - 6.71%
Costco Wholesale Corporation	15,745	15,688,791
Dollar General Corporation	35,117	4,169,441
Monster Beverage Corporation *	114,945	8,328,915
Philip Morris International Inc.	64,217	10,617,639
Procter & Gamble Company (The)	67,200	9,706,368
Walmart Inc.	122,851	15,267,922
		63,779,076
FINANCIALS - 10.45%
American Express Company	25,838	7,815,478
Arthur J. Gallagher & Co.	30,634	6,634,712
CME Group Inc.	27,548	8,136,302
Interactive Brokers Group, Inc. - Class A	70,588	4,734,337
Jack Henry & Associates, Inc.	45,123	7,131,239
JPMorgan Chase & Co.	65,096	19,148,639
KKR & Co. Inc.	46,135	4,267,488

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2026 (Unaudited)(Continued)

Description	No. of Shares	Value
FINANCIALS - 10.45% (Continued)
Mastercard Incorporated - Class A	24,952	$12,467,517
Progressive Corporation (The)	47,398	9,396,179
Robinhood Markets, Inc. - Class A *	68,563	4,751,416
S&P Global Inc.	17,630	7,498,744
Tradeweb Markets Inc. - Class A	37,715	4,437,547
Visa, Inc. - Class A	9,564	2,890,623
		99,310,221
HEALTH CARE - 8.57%
Boston Scientific Corporation *	105,809	6,639,515
Elevance Health, Inc.	23,993	7,023,951
Eli Lilly and Company	21,700	19,959,010
IDEXX Laboratories, Inc. *	7,496	4,211,927
Intuitive Surgical, Inc. *	15,800	7,283,642
Johnson & Johnson	59,632	14,576,446
Labcorp Holdings Inc.	30,951	8,258,036
McKesson Corporation	7,526	6,512,699
Repligen Corporation *	24,690	2,908,976
Veeva Systems Inc. - Class A *	22,944	4,030,343
		81,404,545
INDUSTRIALS - 7.47%
Axon Enterprise, Inc. *	9,357	3,973,824
Deere & Company	11,800	6,646,940
Eaton Corporation plc	18,445	6,597,222
Emerson Electric Co.	29,500	3,865,090
GE Vernova Inc.	12,034	10,504,479
General Electric Company	36,623	10,392,509
Old Dominion Freight Line, Inc.	17,614	3,441,776
Rollins, Inc.	85,650	4,574,567
TransDigm Group Incorporated *	4,435	5,139,988
Union Pacific Corporation	33,539	8,137,232
Waste Connections, Inc.	47,629	7,736,854
		71,010,481
INFORMATION TECHNOLOGY - 30.16%
Advanced Micro Devices, Inc. *	21,087	4,289,728
Amphenol Corporation - Class A	49,058	6,198,478
Apple Inc.	269,500	68,396,405

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2026 (Unaudited)(Continued)

Description	No. of Shares	Value
INFORMATION TECHNOLOGY - 30.16% (Continued)
Arista Networks, Inc. *	54,100	$6,642,398
Broadcom Inc.	78,395	24,264,037
Cadence Design Systems, Inc. *	18,046	5,014,442
Crowdstrike Holdings, Inc. - Class A *	13,506	5,272,877
Fair Isaac Corporation *	4,803	5,127,395
Intuit Inc.	15,473	6,690,216
KLA Corporation	5,100	7,509,291
Micron Technology, Inc.	20,452	6,909,504
Microsoft Corporation	122,068	45,185,912
Monolithic Power Systems, Inc.	5,607	6,130,413
NVIDIA Corporation	354,400	61,807,361
Oracle Corporation	30,159	4,436,690
Seagate Technology Holdings plc	7,371	2,887,663
ServiceNow, Inc. *	51,389	5,372,720
Shopify, Inc. - Class A *	31,580	3,746,020
Taiwan Semiconductor Manufacturing Company Limited - ADR	16,492	5,573,471
Tyler Technologies, Inc. *	14,739	5,046,339
		286,501,360
MATERIALS - 2.71%
Ecolab Inc.	19,231	5,115,831
Linde plc	20,077	9,953,373
Sherwin-Williams Company (The)	13,082	4,193,435
Vulcan Materials Company	23,870	6,499,801
		25,762,440
REAL ESTATE - 2.22%
Digital Realty Trust, Inc.	44,553	8,028,896
Prologis, Inc.	31,477	4,160,630
Welltower Inc.	45,026	8,902,090
		21,091,616

TOTAL COMMON STOCKS		844,751,575

EXCHANGE-TRADED FUNDS - 10.34%
Invesco KBW Bank ETF	188,385	14,905,021
State Street® Energy Select Sector SPDR® ETF	608,959	37,304,828

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2026 (Unaudited)(Concluded)

Description	No. of Shares	Value
REAL ESTATE - 2.22% (Continued)
State Street® Utilities Select Sector SPDR® ETF	495,840	$22,754,098
VanEck® Semiconductor ETF	60,787	23,305,736
TOTAL EXCHANGE-TRADED FUNDS		98,269,683

TOTAL EQUITY SECURITIES (cost - $765,432,204)		943,021,258

SHORT-TERM INVESTMENT - 0.64%
MONEY MARKET FUNDS - 0.64%
Fidelity Institutional Money Market Government Portfolio - Class I, 3.53% ^ (cost - $6,084,405)	6,084,405	6,084,405

TOTAL INVESTMENTS - 99.89% (cost - $771,516,609)		949,105,663

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.11%		1,035,252

NET ASSETS - 100.00%		$950,140,915

*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of March 31, 2026.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
N.V.	Naamloze Vennootschap
plc	Public Limited Company
S.A.	Societe Europaea